Income Tax Expense	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Income Tax Expense

NOTE 6. INCOME TAX EXPENSE

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Current tax
Current tax on profits for the year	—	1,676	(43,193)

Total current tax expense	—	1,676	(43,193)

Deferred income tax
(Decrease)/Increase in deferred tax assets	342,349	(103,660)	(419,460)
Increase/(Decrease) in deferred tax liabilities	(342,349)	103,660	(274,734)

Total deferred tax (benefit)/expense	—	—	(694,194)

Income tax (benefit)/expense	—	1,676	(737,387)

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Numerical reconciliation of income tax expense to prima facie tax expense
Loss before income tax expense	(18,343,984)	(12,744,344)	(10,104,593)
Tax at the Australian tax rate of 27.5% (2017 and 2018: 27.5%)	(5,044,596)	(3,504,695)	(2,778,763)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	435,046	807,896	234,385
Other non-deductible expenses	3,771,771	2,962,323	628,111
Non-assessable income	(1,445,111)	(883,971)	(911,975)
Capital listing fee	(99,976)	(79,152)	(64,120)
Difference in overseas tax rates*	2,040,517	828,289	811,346

	(342,349)	130,690	(2,081,016)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	342,349	(129,014)	1,343,629

Income tax (benefit)/expense**	—	1,676	(737,387)

*

Difference in overseas tax rate is largely as a result of the corporate income tax rate of 15% applicable to the Immutep subsidiary in France for the tax year before 31 December 2018 and 10% applicable for the tax year after 1 January 2019.

**	Income tax expense /(benefit) relates to tax payable in the United States prior year.

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Deferred tax assets for tax losses not recognised comprises:
Carried forward tax losses benefit	35,493,421	33,754,731	30,987,750

Total deferred tax assets for tax losses not recognized	35,493,421	33,754,731	30,987,750

The above potential tax benefit for tax losses has not been recognised in the consolidated balance sheet as the recovery of this benefit is not probable. There is no expiration date for the tax losses carried forward. The estimated amount of cumulative tax losses at June 30, 2019 was $142,688,221 (2018: $ 126,743,409). Utilization of these tax losses is dependent on the parent entity satisfying certain tests at the time the losses are recouped.